ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. Organization and Nature of Operations

Organization—Business Warrior Corporation (the Company” or “Business Warrior”) was originally incorporated under the name Kading Companies, S.A., under the International Business Companies Ordinance of the Territory of the British Virgin Islands on October 10, 1995. Kading Companies was traded on the Pink Sheets of the OTC Markets under the stock ticker KDNG. On January 27, 2020, Kading Companies was redomiciled in Wyoming. Bluume, LLC was founded in 2014 and was a sales and marketing organization that provided small businesses with basic advertising, merchant services, white label Point of Sale systems, and a white label business analytics software. On January 31, 2020, Bluume, LLC completed a triangular reverse merger with Kading Companies (formerly KDNG) and changed its name to Business Warrior. It is currently an active corporation in the state of Wyoming. The previous Bluume team took over all operations of the Company and formed a new business plan, which replaced all former plans of the previous management team at Kading Companies. In July 2020, the Company changed its stock ticker to BZWR.

On March 18, 2022, the Company acquired Helix House, LLC, a premium marketing agency that provides small business advertising services including digital marketing. Additionally, on June 18, 2022, the Company acquired FluidFi Inc., dba Alchemy Technology, a lending technology company that builds fully customized lending end-to-ending lending solutions.

Nature of Operations— Business Warrior has three divisions of the company: Helix House, LLC, Alchemy Technologies, and Business Warrior. Helix House is a premium marketing agency that provides small business advertising services including digital marketing (YouTube, Google, social media), traditional marketing (billboards, mailers, fliers, etc.), and social media content. Alchemy builds and manages lending software technology for enterprise businesses which are fully customized for each client. Through the combination of services from Helix House and Alchemy, Business Warrior offers a full service lending as a service solution known as PayPlan: a comprehensive lending software platform that includes marketing services to drive applicants for lenders and merchants.

1. ORGANIZATION AND NATURE OF OPERATIONS

Organization—Business Warrior Corporation (the Company” or “Business Warrior”) was originally incorporated under the name Kading Companies, S.A., under the International Business Companies Ordinance of the Territory of the British Virgin Islands on October 10, 1995. Kading Companies was traded on the Pink Sheets of the OTC Markets under the stock ticker KDNG.  On January 27, 2020, Kading Companies was redomiciled in Wyoming.  Bluume, LLC was founded in 2014 and was a sales and marketing organization that provided small businesses with basic advertising, merchant services, white label Point of Sale systems, and a white label business analytics software.  On January 31, 2020, Bluume, LLC completed a triangular reverse merger with Kading Companies (formerly KDNG) and changed its name to Business Warrior.  It is currently an active corporation in the state of Wyoming.  The previous Bluume team took over all operations of the Company and formed a new business plan, which replaced all former plans of the previous management team at Kading Companies.  In July 2020, the Company changed its stock ticker to BZWR.

On March 18, 2022, the Company acquired Helix House, LLC, a premium marketing agency that provides small business advertising services including digital marketing.  Additionally, on June 18, 2022, the Company acquired FluidFi Inc., dba Alchemy Technology, a lending technology company that builds fully customized lending end-to-ending lending solutions.

Nature of Operations— Business Warrior has three divisions of the company:  Helix House, LLC, Alchemy Technologies, and Business Warrior.  Helix House is a premium marketing agency that provides small business advertising services including digital marketing (YouTube, Google, social media), traditional marketing (billboards, mailers, fliers, etc.), and social media content.  Alchemy builds and manages lending software technology for enterprise businesses which are fully customized for each client.  Through the combination of services from Helix House and Alchemy, Business Warrior offers a full service lending as a service solution known as PayPlan:  a comprehensive lending software platform that includes marketing services to drive applicants for lenders and merchants.